Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 12, 2012